Loans and borrowings - Disclousre of detailed information about impact of the embedded derivative on the financial statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclousre of Detailed information about Impact of the Embedded Derivative on the Financial Statements [Line Items]
Derivative financial instrument- Financial Position	$ 17,189	$ (22,778)	$ (107,139)
Derivative financial instruments- Profit or loss	251,150	268,338
Senior Convertible Notes [Member]
Disclousre of Detailed information about Impact of the Embedded Derivative on the Financial Statements [Line Items]
Derivative financial instrument- Financial Position	17,189	(22,778)	$ (107,139)
Derivative financial instruments- Profit or loss	$ 251,150	$ 268,338